Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2020	2019
Net loss before income taxes	$(2,599,357)	$(78,921)
Expected income taxes at the statutory rate of 25.42%(1) (2019 – 26.72%)	(660,757)	(21,088)
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	1,834	4,247
Effect of foreign exchange	1,017	(8,155)
Effect of change in income tax rates	10,969	(6,098)
Effect of rate adjustments for foreign jurisdictions	22,375	(27,785)
Effect of change in deferred tax benefit not recognized	444,117	(7,563)
Effect of U.S. tax change	19,807	—
Adjustments and assessments	245	(20)
Income tax recovery	$(160,393)	$(66,462)
(1)On October 20, 2020 the Alberta government enacted legislation to decrease the corporate income tax rate from 10% to 8% effective July 1, 2020.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2020	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2020
Taxable temporary differences:
Petroleum and natural gas properties	$(881,994)	$378,321	$1,048	$(502,625)
Financial derivatives	—	—	—	—
Other	(2,403)	(18,839)	(1,135)	(22,377)
Deductible temporary differences:
Asset retirement obligations	164,523	23,432	(115)	187,840
Financial derivatives	802	4,608	—	5,410
Non-capital losses	386,717	(141,468)	(3,735)	241,514
Other	97,047	(85,087)	(8,255)	3,705
Net deferred income tax liability (1)	$(235,308)	$160,967	$(12,192)	$(86,533)
(1)Non-capital loss carry-forwards at December 31, 2020 totaled $2,165.2 million and expire from 2034 to 2040.

As at	January 1, 2019	Recognized in Net Loss	Foreign Currency Translation Adjustment	December 31, 2019
Taxable temporary differences:
Petroleum and natural gas properties	$(954,506)	$48,995	$23,517	$(881,994)
Financial derivatives	(21,486)	21,486	—	—
Other	(3,045)	5,192	(4,550)	(2,403)
Deductible temporary differences:
Asset retirement obligations	172,359	(7,364)	(472)	164,523
Financial derivatives	—	802	—	802
Non-capital losses	399,699	(1,460)	(11,522)	386,717
Finance costs	96,143	904	—	97,047
Net deferred income tax liability (1)	$(310,836)	$68,555	$6,973	$(235,308)
(1)Non-capital loss carry-forwards at December 31, 2019 totaled $1,714.6 million and expire from 2034 to 2039.